Discontinued Operations, Assets Held for Sale - Significant Operating Non-cash and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization expense	$ 362	$ 286	$ 49
Purchases of property and equipment	(57)	(320)
Commercial Business Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization expense	527	166
Stock-based compensation	721	223
Purchases of property and equipment	0	385
Abstral Rights, Net [Member] | Commercial Business Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash paid for acquisition of rights	0	15,143
Zuplenz Rights [Member] | Commercial Business Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash paid for acquisition of rights	$ 3,056	$ 0